                                                               [LOGO OF MetLife]

MetLife Insurance Company USA
11225 North Community House Road
Charlotte, NC 28277

July 23, 2015

VIA EDGAR TRANSMISSION
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U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  MetLife Insurance Company USA and
     MetLife Investors USA Separate Account A
     File Nos. 333-203748/811-03365
     (Series O (offered on and after July 20, 2015))
     Rule 497(j) Certification
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Members of the Commission:

On behalf of MetLife Insurance Company USA (the "Company") and MetLife Investors USA Separate Account A (the "Account"), I hereby certify, pursuant to paragraph
(j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus dated July 20, 2015 and Statement of Additional Information ("SAI") dated
July 20, 2015 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph
(c) of Rule 497 does not differ from the Prospectus and SAI contained in Pre-Effective Amendment No. 1 for the Account filed electronically with the Commission on July 14, 2015.

If you have any questions, please contact me at (617) 578-2053.

Sincerely,

/s/ John M. Richards
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John M. Richards
Assistant General Counsel
Metropolitan Life Insurance Company